Changes in Stockholders' Deficit	9 Months Ended
Sep. 30, 2020
Stockholders' deficit:
Changes in Stockholders' Deficit

The following table summarizes the changes in stockholders’ deficit for the nine month periods ended September 30, 2020 and September 30, 2019:

	Common Stock
	Shares	Amount	Additional Paid in Capital	Accumulated Deficit	Total
Balance – December 31, 2019	32,680,984	$327,000	$21,437,000	(22,554,000)	$(790,000)
Shares issued in connection with private placement	2,842,856	28,000	171,000		199,000
Shares issued to Cherokee in connection with loan	300,000	3,000	18,000		21,000
Share based payment expense			2,000		2,000
Shares issued for board meeting attendance in lieu of cash	129,636	1,000	30,000		31,000
Net loss				(563,000)	(563,000)
Balance – September 30, 2020	35,953,476	$359,000	$21,658,000	$(23,117,000)	$(1,100,000)

Balance – December 31, 2018	32,279,368	$323,000	$21,404,000	$(21,873,000)	$(146,000)
Shares issued to Cherokee in connection with loan	200,000	2,000	12,000		14,000
Shares issued for board meeting attendance in lieu of cash	66,408		5,000		5,000
Share based payment expense			4,000		4,000
Net loss				(440,000)	(440,000)
Balance-September 30, 2019	32,545,776	$325,000	$21,425,000	$(22,313,000)	$(563,000)

PRIVATE PLACEMENT

On February 20, 2020, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Chaim Davis (the Chairman of our Board of Directors) and certain other accredited investors (the “Investors”), pursuant to which we agreed to issue and sell to the Investors in a private placement (the “Private Placement”), 2,842,857 Units (the “Units”).

Each Unit consists of one (1) share of our common stock, par value $0.01 per share (“Common Share”), at a price per Unit of $0.07 (the “Purchase Price”) for aggregate gross proceeds of approximately $199,000. We received net proceeds of $199,000 from the Private Placement as expenses related to the Private Placement were minimal. We did not utilize a placement agent for the Private Placement. We used the net proceeds for working capital and general corporate purposes.

The July 2019 Term Loan with Chaim Davis, Et Al and the December 2019 Convertible Note (See Note E); totaling $39,000, were both converted into equity as part of a private placement closed in February 2020. Any interest that was incurred under the July 2019 Term Loan with Chaim Davis, Et in 2019 and up to the conversion in February 2020 was forgiven by the holders and the December 2019 Convertible Note did not bear any interest.

We do not intend to register the Units issued under the Private Placement; rather the Units issued will be subject to the holding period requirements and other conditions of Rule 144.

The Purchase Agreement contains customary representations, warranties and covenants made solely for the benefit of the parties to the Purchase Agreement. Although our Chairman of the Board was an investor in the Private Placement, the pricing of the Units was determined by the non-affiliate investors.